Related Party Transactions (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Aug. 10, 2020	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2020	Jul. 31, 2019	Sep. 24, 2020
Stock issued during the period services, value		$ 115,000
Due to related party payables		22,155	$ 18,655	$ 18,655		$ 3,500
Advances from related parties		$ 3,500	7,300	18,655
Barbara McIntyre Bauman [Member]
Expenses paid			$ 3,960	$ 3,960
Stock issued during the period services	250,000,000	250,000,000
Stock issued during the period services, value	$ 135,000	$ 135,000
Barbara McIntyre Bauman [Member] | Series A Preferred Stock [Member]
Stock issued during the period			1,000	1,000
Repayment of the related party debt			$ 540	$ 540
Gain on forgiven of debt			$ 3,420	$ 3,420